Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of activities of warrants
	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at July 1, 2020	101,500	$6.00	3.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at March 31, 2021	101,500	$6.00	2.72
Exercisable at March 31, 2021	101,500	$6.00	2.72

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at July 1, 2018	-	$-	-
Warrants issued	101,500	6.00	5
Outstanding at June 30, 2019	101,500	6.00	4.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at June 30, 2020	101,500	$6.00	3.47
Exercisable at June 30, 2020	101,500	$6.00	3.47